Business Combination	6 Months Ended
Jun. 30, 2025
Business Combination [Abstract]
Business Combination

9. Business Combinations

Business Combination with LBSM

On March 13, 2024, Heidmar Inc. signed an agreement with Huwell Ship Management Limited for the acquisition of 100% shares of Landbridge Ship Management (HK) Limited (“LBSM”), a company incorporated in Hong Kong in 2018, for a total consideration of $0.8 million. LBSM provides technical management services to tanker and bulker vessels. Upon the acquisition, control was obtained of the company, whereby Heidmar Inc. expanded its operations to technical management services for individual vessels.

The Company performed an assessment, as defined under ASC 805, Business Combinations, and concluded that the acquisition of LBSM is an acquisition of a business. Goodwill is recognized as the excess of the consideration transferred over the net of the acquisition-date fair value of the identifiable assets acquired and the liabilities assumed. Synergies and other benefits that are expected from the combination are considered in the measurement of goodwill as part of the consideration transferred. The goodwill arising from the acquisition mainly comprises the synergies expected by combining the knowledge of the commercial and the technical management operations of Heidmar Inc. and LBSM.

The following table summarizes the total consideration paid for LBSM and the allocation of purchase price to the estimated fair value of the assets acquired and liabilities assumed, if any, at the acquisition date:

Cash consideration	400,000
Acquisition installments payable (matures in August 2026)	385,156
Fair value of total purchase consideration	$785,156
Assets
Technical License*	$441,000
Total fair value of net assets acquired	$441,000
Goodwill	$344,156

*The technical license provides the Company with the right and opportunity to operate within the specific jurisdiction of Hong Kong. The license is issued by a relevant regulatory or certifying body and is necessary to meet industry-specific technical, safety, or operational standards required by local authorities.

As of June 30, 2025, Intangible Assets, net were as follows:

Description	Location in balance sheet	June 30, 2025
Technical License (Amortizable intangible asset)	Intangible Assets, net	405,628
		405,628

The balance for amortizable intangible assets as of June 30, 2025 is detailed below:

	Remaining Weighted Average Amortization period(in years)	Gross Amortizable Intangible Asset	Accumulated Amortization	Net Amortizable Intangible Asset
Technical License Management	13,75	$ 441,000	$ 35,372	$ 405,628

Estimated amortization expense of the intangible asset to be recognized by the Company is as follows:

2025	14,700
2026	29,400
2027	29,400
2028	29,400
2029	29,400
Thereafter	273,328
Total	405,628

As of June 30, 2025, and December 31, 2024, an amount of $166,256 and $262,205, respectively represents the outstanding purchase consideration, which will be settled in monthly installments until August 2026. During the six-month periods ended June 30, 2025 and 2024, the Company paid $100,000 and $37,500, respectively, related to acquisition installments, which included finance costs of $4,051 and $3,492, respectively. As of June 30, 2025, the future acquisition installments payable in respect of LBSM acquisition, were as follows:

Less than one year	162,500
Later than one year but less than two years	5,242
Total	167,742
Less: imputed interest	1,486
Present value of acquisition installment payable	166,256

Revenues and net loss of LBSM for the six month periods ended June 30, 2025 and 2024 were $311,088 and $114,372 in revenues, and $80,754 and $117,139 in net loss, respectively.

Business Combination with MGO

On February 19, 2025, the Business Combination (Note 1) was consummated and HMR became the going-forward public company and the direct parent company of both HMI and MGO. Pursuant to the provisions of ASC 805, this transaction is accounted for as a business acquisition, with Heidmar Inc. being the accounting acquirer and MGO the acquired entity since MGO was considered as a business. The Business Combination treated as the equivalent of Heidmar Inc. issuing stock to acquire the net assets of MGO, (ii) the net assets, including goodwill and other identifiable intangible assets of MGO recorded based upon their fair values, at the time of closing. The excess purchase price over the estimated fair values of the net assets acquired, was recognized as goodwill. Goodwill arising on acquisition represents the intrinsic value of the listing on the stock exchange through the acquisition of MGO.

Pursuant to the Business Combination Agreement, HMR will also issue to each of the Heidmar Shareholders additional 2,606,338 common shares (the "Earnout Shares") if the Company achieves any one of the following financial milestones during the 12 months ending December 31, 2025: revenue, EBITDA or Net Income equals or exceeds $45 million, $30 million or $25 million, respectively. If the Company meets any of these milestones, HMR will also issue 141,346 common shares to MGO’s financial advisor in the Business Combination. The fair value of the Earnout Shares to be issued to the Heidmar Shareholders and to MGO’s financial advisor, if the specified thresholds are met, has been classified within equity in accordance with the provisions of ASC 815-40 since the Earnout Shares are indexed to the HMR’s share and the Company controls the ability to settle these instruments in shares. The initial fair value of the Earnout Shares of Heidmar Shareholders’ amounted to $3,917,767 and was recognized within expenses under “Other (expenses)/ income, net” in the accompanying unaudited interim condensed consolidated statement of operations, since the Earnout Shares will not be issued pro rata to all the shareholders of the Company, and the offsetting entry increased stockholders’ equity, while the initial fair value of the Earnout Shares of MGO’s financial advisor amounting to $103,429 has been included within the purchase price consideration as contingent consideration in accordance with ASC 805, and has been classified within stockholders’ equity.

The following table summarizes the total purchase consideration and the allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Purchase consideration (1)	14,258,460
Fair value of total purchase consideration	$14,258,460
Identifiable assets recognized upon business combination
Cash and cash equivalents	1,246,240
Accounts receivable, prepaid expenses and other current assets	405,357

Inventories	941,879
Property, plant and equipment	195,955
Trademark*	530,000
Accounts payable and accrue expenses	(143,145)
Total fair value of MGO’s net assets acquired	$3,176,286

Goodwill	$11,082,174

(1) The fair value of the purchase price consideration of $14,258,460 is based on the following:

•
At the closing of the Business Combination, HMR issued 3,212,368 common shares to the former MGO stockholders, with fair value of $9,829,838, based on a total equity valuation of the Company’s equity of $175 million or $3.06 per share on acquisition date. The acquisition-date fair value of the Company’s equity was considered a more reliable measure than the market price of MGO common stock on that date and was determined using a Discounted Cash Flow Analysis and a Comparable Public Company Analysis. A weighted average cost of capital of 12% and a long-term growth rate of 2% were used in the Discounted Cash Flow Analysis and the market multiple of Enterprise Value (“EV”)/EBITDA equal to 10.0 was used based on the Comparable Public Company Analysis.
•
At the closing of the Business Combination, HMR issued 1,413,462 common shares to MGO’s financial advisor as compensation under its advisory agreement with MGO. The fair value of these shares was $4,325,193, based on the per-share valuation of $3.06 per share as determined through the Company’s equity valuation discussed above.
•
The estimated number of the Earnout shares that will be issued to MGO’s financial advisor if certain performance conditions are met amounted to 141,346, with a fair value of $103,429.

* The trademark granted the Company the use of MGO’s brand name in the US and to the digital commerce business.

Goodwill and trademark were written off upon the sale of American Liberty (Note 14).

The following table represents the unaudited pro forma revenues and net (loss)/income assuming the acquisition of MGO occurred on January 1, 2024.

	June 30,
	2025	2024
Revenues	16,579,054	18,539,661
Net income/ (loss)	252,414	(2,435,342)